As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Emily R. Enslow, Vice President/Secretary
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6872

Date of fiscal year end:  December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Capital Advisors Growth Fund

Schedule of Investments

at September 30, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS - 83.23%
	Application Software - 2.75%
9,970	Salesforce.com, Inc.*	$1,585,529

	Asset Management - 2.43%
2,975	BlackRock, Inc.	1,402,207

	Auto Dealerships - 3.56%
27,500	CarMax, Inc.*	2,053,425

	Auto Parts - 3.08%
11,700	Aptiv PLC#	981,630
5,500	Lear Corp.	797,500
		1,779,130

	Biotechnology - 3.08%
19,880	Celgene Corp.*	1,779,061

	Business Services - 4.96%
19,085	Visa, Inc. - Class A	2,864,468

	Business Software & Services - 4.62%
23,320	Microsoft Corp.	2,667,108

	Catalog & Mail Order Houses - 4.94%
1,425	Amazon.com, Inc.*	2,854,275

	Credit Services - 1.91%
12,525	PayPal Holdings, Inc.*	1,100,196

	Diagnostics & Research - 2.55
13,525	Danaher Corp.	1,469,627

	Drug Manufacturers - 2.71%
22,050	Merck & Co., Inc.	1,564,227

	Health Care Plans - 4.21%
9,105	UnitedHealth Group, Inc.	2,422,294

	Independent Oil & Gas - 1.99%
16,800	Continental Resources, Inc.*	1,147,104

	Internet Information Providers - 4.54%
1,090	Alphabet, Inc. - Class A*	1,315,717
1,092	Alphabet, Inc. - Class C*	1,303,269
		2,618,986

	Major Airlines - 2.88%
28,760	Delta Air Lines, Inc.	1,663,191

	Medical Laboratories & Research - 3.02%
10,045	Laboratory Corp. of America Holdings*	1,744,616

	Money Center Banks - 3.63%
29,200	Citigroup, Inc.	2,094,808

	Personal Computers - 4.93%
12,615	Apple, Inc.	2,847,710

	Personal Products - 3.16%
21,885	Procter & Gamble Co.	1,821,489

	Personal Services - 2.57%
12,600	Bright Horizons Family Solutions, Inc.*	1,484,784

	Processed & Packaged Goods - 3.02%
15,610	PepsiCo, Inc.	1,745,198

	Real Estate Development - 4.54%
58,900	Brookfield Asset Manangement, Inc. - Class A#	2,622,817

	Scientific Research & Development Services - 2.54%
13,430	CRISPR Therapeutics AG*#	595,620
15,440	Editas Medicine, Inc.*	491,301
13,290	Intellia Therapeutics, Inc.*	380,360
		1,467,281
	Scientific & Technical Instruments - 1.04%
3,500	Coherent, Inc.*	602,665

	Software - Application - 2.10
5,340	Intuit, Inc.	1,214,316

	Specialty Retail - Other - 2.47%
8,640	Alibaba Group Holding Ltd. - ADR*	1,423,526
	Total Common Stocks (Cost $31,854,681)	48,040,038

	SHORT-TERM INVESTMENTS - 14.30%
8,255,005	Fidelity Investments Money Market Government Portfolio, Class I, 1.92%† (Cost $8,255,005)	8,255,005
	Total Investments in Securities (Cost $40,109,686) - 97.53%	56,295,043
	Other Assets in Excess of Liabilities - 2.47%	1,425,781
	Net Assets - 100.00%	$57,720,824

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of September 30, 2018.
ADR - American Depository Receipt

Capital Advisors Growth Fund

Notes to Schedule of Investments

September 30, 2018 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$1,147,104	$—	$—	$1,147,104
Consumer Goods	5,345,817	—	—	5,345,817
Financial	10,084,496	—	—	10,084,496
Healthcare	10,447,106	—	—	10,447,106
Services	9,479,201	—	—	9,479,201
Technology	11,536,314	—	—	11,536,314
Total Common Stocks	48,040,038	—	—	48,040,038
Short-Term Investments	8,255,005	—	—	8,255,005
Total Investments in Securities	$56,295,043	$—	$—	$56,295,043

Refer to the Fund's schedule of investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at September 30, 2018, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended September 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s Vice President/Secretary/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Emily R. Enslow
Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date     11/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Emily R. Enslow
 Emily R. Enslow, Vice President/Secretary/Principal Executive Officer

Date    11/26/18

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date     11/26/18

* Print the name and title of each signing officer under his or her signature.